UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22461

_________________________________________

Morgan Creek Global Equity Long/Short Institutional Fund

______________________________________________________________________________

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

__________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
Mark Vannoy Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1. Report to Stockholders.

MORGAN CREEK GLOBAL EQUITY

LONG/SHORT INSTITUTIONAL FUND

(A Delaware Statutory Trust)

Semiannual Stockholder Report (Unaudited)

September 30, 2012

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Semiannual Stockholder Report (Unaudited)

September 30, 2012

Contents

Financial Statements (Unaudited)

Statement of Assets and Liabilities	1
Statement of Operations	2
Statement of Changes in Net Assets	3
Statement of Cash Flows	4
Notes to Financial Statements	5-13
Other Information	14-15

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Assets and Liabilities (Unaudited)

September 30, 2012

(in U.S. dollars)

Assets
Investment in Global Equity Long/Short Master Fund, at fair value (cost of $1,233,849)	$1,256,694
Cash	100,000
Due from Advisor	105,392
Total assets	$1,462,086

Liabilities
Accrued expenses and other liabilities	$21,430
Subscriptions received in advance	100,000
Total liabilities	121,430

Net assets	$1,340,656

Components of net assets:
Net capital	$1,313,479
Accumulated net investment income	2,233
Accumulated net realized gain from investments	2,099
Net unrealized appreciation on investments	22,845
Net assets	$1,340,656

Net asset value per Share:
1,316.36 Shares issued and outstanding
50,000 registered Shares	$1,018.46

See accompanying notes and attached financial statements of Global Equity Long/Short Master Fund.

1

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2012

(in U.S. dollars)

Fund expenses
Offering costs	$129,781
Administration fees	19,250
Professional fees	14,000
Insurance fees	13,575
Trustees’ fees	12,000
Other fees	9,710
Transfer agent fees	6,500
Total Fund expenses	204,816

Expense reimbursement	(206,876)
Net Fund expenses	(2,060)

Net investment income	2,060

Realized and unrealized gain from investment in
Global Equity Long/Short Master Fund
Net realized gain from investments	1,304
Net change in unrealized appreciation on investments	21,271
Net realized and unrealized gain from investment in
Global Equity Long/Short Master Fund	22,575

Net increase in net assets resulting from operations	$24,635

See accompanying notes and attached financial statements of Global Equity Long/Short Master Fund.

2

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets (Unaudited)

For the Six Months Ended September 30, 2012

(in U.S. dollars)

Increase in net assets resulting from operations:
Net investment income	$2,060
Net realized gain from investment in
Global Equity Long/Short Master Fund	1,304
Net change in unrealized appreciation on investment in
Global Equity Long/Short Master Fund	21,271
Net increase in net assets resulting from operations	24,635

Capital share transactions:
Subscriptions (representing 1,152.54 Shares)	1,150,000
Net increase in net assets resulting from capital share transactions	1,150,000

Net increase in net assets	1,174,635

Net assets
Beginning of period (representing 163.82 Shares)	166,021
End of period (representing 1,316.36 Shares)	$1,340,656

Accumulated net investment income	$2,233

See accompanying notes and attached financial statements of Global Equity Long/Short Master Fund.

3

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2012

(in U.S. dollars)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$24,635
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Cost of purchases of investment in Global Equity Long/Short Master Fund	(1,202,833)
Proceeds from sales of investment in Global Equity Long/Short Master Fund	71,728
Net realized gain from investment in Global Equity Long/Short Master Fund	(1,304)
Net change in unrealized appreciation on investment in
Global Equity Long/Short Master Fund	(21,271)
Changes in operating assets and liabilities:
Due from Advisor	100,244
Prepaid assets	129,781
Accrued expenses and other liabilities	(250,980)
Net cash used in operating activities	(1,150,000)

Cash flows from financing activities:
Subscriptions, net of subscriptions received in advance	1,250,000
Net cash provided by financing activities	1,250,000

Net change in cash	100,000

Cash
Beginning of period	-
End of period	$100,000

See accompanying notes and attached financial statements of Global Equity Long/Short Master Fund.

4

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited)

September 30, 2012

1.	Organization and Nature of Business

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on August 16, 2010. The Fund commenced operations on October 3, 2011 (“Commencement of Operations”) and operates pursuant to the Agreement and Declaration of Trust (the “Trust Instrument”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in Global Equity Long/Short Master Fund (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (although it also intends to comply with Subchapter M diversification requirements, as described in more detail below). The Fund has the same objective as the Master Fund. The Master Fund is structured as a fund-of-funds whose investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Master Fund seeks to achieve this objective by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Master Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will consist of equity securities and 40% or more of the investments portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities. The Portfolio Funds are managed by third-party investment managers (the “Managers”) selected by the investment adviser, with the intention of adding additional Portfolio Funds as the need to diversity among additional Portfolio Funds increases.

See attached financial statements of Global Equity Long/Short Master Fund.

5

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

1.	Organization and Nature of Business (continued)

Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser. The Advisor also serves as the investment adviser to the Master Fund, Morgan Creek Global Equity Long/Short Fund (the “U.S. Feeder Fund”) and Morgan Creek Opportunity Offshore Fund, Ltd. (the “Cayman Feeder Fund”), (together with the Fund, the “Feeder Funds”). The Feeder Funds and the Master Fund are collectively referred to herein as the “Funds”. The Advisor is responsible for providing day-to-day investment management services to the Funds, subject to the supervision of the Funds’ Board of Trustees (the “Board”).

The Board has overall responsibility for monitoring and overseeing the Funds’ investment program and their management and operations. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Fund.

As of September 30, 2012, the Fund represented $1,256,694 or 2.10% of the Master Fund’s net assets. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	Summary of Significant Accounting Policies

Basis for Accounting

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

See attached financial statements of Global Equity Long/Short Master Fund.

6

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

2.	Summary of Significant Accounting Policies (continued)

Investment in the Fund

The Fund is offered on a continuous basis through Town Hall Capital, LLC (the “Distributor”), an affiliate of the Advisor. The initial closing date (“Initial Closing Date”) for the public offering of shares (“Shares”) was October 3, 2011. Shares were offered at an initial offering price of $1,000 per Share, and have been offered in a continuous monthly offering thereafter at the Fund’s then current net asset value (“NAV”) per Share. The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”), which have agreed to participate in the distribution of the Fund’s Shares.

Shares are to be sold to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended, and “qualified clients” within the meaning Rule 205-3 promulgated under the Advisers Act. A Selling Agent may establish higher minimum investment requirements for Shareholders who purchase shares through such Selling Agent. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum subsequent investment in the Fund by any Shareholder is $25,000. The minimum initial and subsequent investments may be reduced by the Fund with respect to certain Shareholders.

The Fund may from time to time offer to repurchase Shares from its Shareholders in accordance with written tenders by Shareholders. Any offer to repurchase Shares by the Fund will only be made to Shareholders at the same time as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund. Repurchases will be made at such times, in such amounts and on such terms and conditions determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Advisor expects that it will generally recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly on March 31, June 30, September 30 and December 31. The Fund will require that each tendering Shareholder tender a minimum of $50,000 worth of Shares.

See attached financial statements of Global Equity Long/Short Master Fund.

7

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

2.	Summary of Significant Accounting Policies (continued)

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund as of September 30, 2012. The Fund’s investment in the Master Fund would be considered level 3 as defined under fair valuation accounting standards. Valuation of Portfolio Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes of the Master Fund’s financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Fund Investment Income and Operating Expenses

The Fund bears its own expenses including, but not limited to, legal, accounting (including third-party accounting services), auditing and other professional expenses, offering costs, administration expenses and custody expenses. Interest income is recorded on an accrual basis. Operating expenses are recorded as incurred.

Income Taxation

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of September 30, 2012. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund’s major tax jurisdictions are the United States, the State of Delaware and the State of North Carolina. As of September 30, 2012, all tax years remain subject to examination.

See attached financial statements of Global Equity Long/Short Master Fund.

8

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

2.	Summary of Significant Accounting Policies (continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which generally invests its assets in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

3.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, expenses borne indirectly through the Fund’s investment in the Master Fund. The Fund does not pay the Advisor a management fee; however, as a holder of shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees charged to the Master Fund by the Advisor. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee.

See attached financial statements of Global Equity Long/Short Master Fund.

9

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

3.	Management Fee, Related Party Transactions and Other (continued)

The Fund has entered into an Expense Limitation Agreement in which the Advisor has agreed to pay certain operating expenses of the Fund in order to maintain certain expenses at or below 1.35%, excluding amortization of acquired fund fees and expenses of the Fund’s average net assets until July 31, 2022. Expenses borne by the Advisor are subject to reimbursement by the Fund up to three years from the date the Advisor paid the expense, but no reimbursement will be made by the Fund at any time if it would result in its covered expenses exceeding the Expense Cap. Expenses covered by the Expense Cap include all of the Fund’s expenses (whether incurred directly by the Fund or indirectly at the Master Fund level) other than (i) Acquired Fund Fees and Expenses, (ii) any taxes paid by the Master Fund, (iii) expenses incurred directly or indirectly by the Fund as a result of expenses incurred by a Portfolio Fund, (iv) dividends on short sales, if any, and (v) any extraordinary expenses not incurred in the ordinary course of the Fund’s business (including, without limitation, litigation expenses).

If within three years following a waiver or reimbursement, the operating expenses of the Fund that previously received a waiver or reimbursement from the Advisor are less than the expense limit for the Fund, the Fund is required to repay the Advisor up to the amount of fees waived or expenses reimbursed under the agreement if: (i) the Fund has more than $50 million in assets, (ii) the Advisor or an affiliate serves as the Fund’s investment adviser or administrator and (iii) the Board of the Fund has approved in advance the payments to the Advisor at the previous quarterly meeting of the Board. As of September 30, 2012, the Fund had a receivable balance of $105,392 due from the Advisor, of which $105,392 is subject to repayment by the Fund in future years.

The Advisor has paid the Fund’s expenses categorized as offering costs. As of September 30, 2012, the Fund had incurred offering costs of $129,781 which have been capitalized and amortized over a twelve-month period. The Advisor has also reimbursed the Fund of $206,876 for the six months ended September 30, 2012.

The Advisor has paid and borne all expenses categorized as organizational costs.

State Street Bank and Trust Company (the “Administrator” or “State Street”) provides accounting and administrative services to the Fund under an administrative services agreement (the “Administration Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annual rate of 0.07% of the Master Fund’s monthly NAV for these services.

See attached financial statements of Global Equity Long/Short Master Fund.

10

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

3.	Management Fee, Related Party Transactions and Other (continued)

State Street also serves as the Fund’s custodian and transfer agent. State Street shall be entitled to custody fees as reasonable compensation for its services and expenses as agreed upon from time to time between the Fund and State Street. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by State Street on the Fund’s behalf. For the six months ended September 30, 2012, the Fund incurred transfer agent fees of $6,500, of which $1,250 were payable as of September 30, 2012.

From time to time, the Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Fund. As of September 30, 2012, one Shareholder maintains a significant holding in the Fund which represents 38.16% of the Fund’s NAV.

4.	Concentration Risk

The Fund invests in the Master Fund for which no ready market exists to provide liquidity. This strategy presents a high degree of business and financial risk due to the underlying Portfolio Funds in which the Master Funds invests. The Master Fund’s investments in Portfolio Funds are also subject to the risk associated with investing in Portfolio Funds. The Portfolio Funds are generally illiquid, and thus there can be no assurance that the Master Fund will be able to realize the value of such investments in Portfolio Funds in a timely manner. Since many of the Portfolio Funds may involve a high degree of risk, poor performance by one or more of the Portfolio Funds could severely affect the total returns of the Master Fund and the Fund.

5.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See attached financial statements of Global Equity Long/Short Master Fund.

11

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

6.	Financial Highlights

The following summary represents per Share data, ratios to average net assets and other financial highlights information for Shareholders for the six months ended September 30, 2012:

Per Share operating performance:

Net asset value per Share, beginning of period	$1,013.44

Net investment income (a)	4.07
Net realized and unrealized gain	0.95
Net increase resulting from operations	5.02

Net asset value per Share, end of period	$1,018.46

Total return (b)	0.50%

Ratio of total expenses to average net assets
before expense reimbursement (c)	40.05%

Ratio of total expenses to average net assets
after expense reimbursement (c)	0.68%

Ratio of net investment income to average net assets (d)	0.40%

Portfolio turnover (e)	9.90%

Net assets, end of period (in 000’s)	$1,341

(a)	Calculated based on the average Shares outstanding methodology.
(b)	Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of a Share on the last day of the period, assumes reinvestment of all distributions during the period, incurred when subscribing to the Fund. Total return is not annualized for periods less than twelve months.
(c)	Ratio includes expenses of the Master Fund.
(d)	Ratio includes income and expenses of the Master Fund.
(e)	The portfolio turnover rate reflects the investment activities of the Master Fund.

See attached financial statements of Global Equity Long/Short Master Fund.

12

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

6.	Financial Highlights (continued)

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

7.	Subsequent Events

Unless otherwise stated throughout the notes to the financial statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

See attached financial statements of Global Equity Long/Short Master Fund.

13

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Portfolio Funds; and (2) how the Master Fund voted proxies relating to Portfolio Funds during the most recent period ended March 31 is available without charge, upon request, by calling the Master Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Master Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Master Fund’s first and third fiscal quarters on Form N-Q. The Master Fund’s Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Masters Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

14

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Other Information (Unaudited) (continued)

Morgan Creek Global Equity Long/Short Institutional Fund

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Trustees

William C. Blackman

Michael S. McDonald

Sean S. Moghavem

Mark W. Yusko

Michael Hennessy

Officers

Mark B. Vannoy

Taylor Thurman

Don Gignac

David K. James

Advisor

Morgan Creek Capital Management, LLC

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

4130 ParkLake Avenue, Suite 500

Raleigh, NC 27612

Legal Counsel

Seward & Kissel LLP

901 K Street NW, Suite 800

Washington, DC 20001

15

GLOBAL EQUITY LONG/SHORT MASTER FUND

(A Delaware Statutory Trust)

Semiannual Stockholder Report (Unaudited)

September 30, 2012

Second Quarter 2012

After registering an impressive 11.6% gain in Q1, the MSCI World gave back (5.1%) in the second quarter. The decline would have been much greater if not for the June 28-29 EU Summit, where European leaders discussed the possibility of the European Stability Mechanism (ESM) providing bailout funds directly to banks rather than through loans to the Sovereigns. This development, on the heels of the announcement earlier in the month of a $120B Spanish bank bailout fund, ignited a ferocious short-covering rally on June 29th.

Of the MSCI World’s 5.1% gain in June, over half occurred on June 29th, the final trading day of the quarter. Absent this one-day rally, the quarter was not nearly as pleasant for the Bulls as the numbers might indicate. After spending the winter months in hibernation, the Bears emerged with vengeance in April and May. May was a particularly viscous with The Dow Jones Industrial Average, by way of illustration, rising in just four out of 22 trading sessions and, at one point, declining 12 out of 13 days straight. Within this context, the Morgan Creek Global Equity Long/Short Fund (the “Fund”) protected capital well in April and May (the Fund was only down (2.2%) vs. the MSCI World down (9.7%)). The Fund gave up a lot of this relative outperformance the last day of June due to short-covering discussed above, however, still managed to outperform the MSCI World by more than 2.5% during the quarter as whole.

Long/Short Technology, the Fund’s second largest theme allocation, outperformed significantly in the second quarter, losing (0.9%) versus the Nasdaq’s (5.1%) decline. Technology remains an important theme in the portfolio due to the abundance of disruptive secular trends currently underway in the sector, one of which is the rapid adoption of Cloud Computing. “The Cloud” enables users the freedom to access their information (documents, music, pictures, emails, contacts, etc.) anywhere, at any time and on any device. Credit Suisse estimates Cloud Computing revenue will increase from $60B in 2012 to $160B by 2020. This is phenomenal growth considering the industry hardly existed in 2008 when revenue was only a few billion dollars. Shannon River is one manager, in particular, in the portfolio taking advantage of this trend.

Demographics and Healthcare, on the other hand, declined (3.6%) in the quarter, significantly underperforming the 1.7% gain by the S&P 500 Healthcare sector. While the result is disappointing, it is largely the result of one of the two Healthcare managers in the Fund calling it quits and returning capital to investors during the quarter. The Fund’s remaining Healthcare manager, Broadfin, performed reasonably well during the quarter, matching the sector’s overall return. We are actively conducting diligence on a number of possible additions to this theme.

Third Quarter 2012

Markets moved unevenly during the third quarter, initially falling in July and then rallying throughout August and early September in anticipation of Central Bank action after a late July speech by ECB head Mario Draghi. In lightning-fast succession, the European Central Bank on September 6th, the Federal Reserve on September 13th, and the Bank of Japan on September 19th all increased asset purchase programs. Perhaps most surprising to the market was the open-ended nature of the plan in the U.S., which called for $40 billion of MBS purchases each month “until the labor market outlook improves substantially.” Previously announced guidance on the continuation of low interest rates was also extended through at least mid-2015. Understandably, many market participants were quick to label the policy action “QE-Infinity.” Perhaps the most interesting development of the quarter was the equity markets peaking the day after the Fed announcement and they have been falling erratically through this writing, looking a little bit like “buy the rumor, sell the news.”

After protecting capital in April and May and outperforming by over 2.5% during the second quarter, the Morgan Creek Global Equity Long/Short Fund returned 3.0% in Q3 to bring the Fund’s full-year return to 4.7%. Over the six-month period from April to September, the Fund has kept pace with the long-only MSCI World, and, most importantly, done so with substantially less volatility. While this is only a six-month period and a small window of time, we think it illustrates how the Fund is designed to provide a “smoother ride” in generating comparable returns.

Returns during the quarter were broad-based across most themes. Global Long/Short and Long/Short Technology were the largest contributors, together adding over 225 bps to performance. Growth of the Asian Consumer, Demographics and Healthcare, and Energy and Natural Resources each added between 30 and 60 bps. Within Global Long/Short, Viking turned in another solid quarter, up 4.0%, and has now produced positive performance in 8 out of 9 months in 2012.

Wealth Transfer to Emerging Markets was the largest drag on performance during the quarter, as the theme lost (3.3%) compared to the MSCI Emerging Markets Index’s gain of 7.7%. The poor performance from this segment was driven by one manager, which remains net short given their belief that China is about to experience a very hard landing. While the long-term performance of this portfolio manager is quite strong (for example, he was flat last year with Emerging Markets down (18%)), he has a tendency to lag during policy driven “melt-ups.” We are likely to manage exposure to this manager more actively in coming quarters and add complementary exposure in some longer-biased emerging market strategies, including exposure to the Frontier markets.

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Semiannual Stockholder Report (Unaudited)

September 30, 2012

Contents

Financial Statements (Unaudited)

Statement of Assets and Liabilities	1
Schedule of Investments	2-4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Notes to Financial Statements	8-22
Other Information	23-24

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Statement of Assets and Liabilities (Unaudited)

September 30, 2012

(in U.S. dollars)

Assets
Investments in Portfolio Funds, at fair value (cost of $50,532,293)	$54,294,679
Cash and cash equivalents	6,811,083
Due from Portfolio Funds	1,042,368
Prepaid assets	47,244
Total assets	$62,195,374

Liabilities
Redemptions payable	$2,000,000
Accrued expenses and other liabilities	155,866
Management fees payable	152,064
Accrued interest payable	30,291
Due to Advisor	5,865
Total liabilities	2,344,086

Net assets	$59,851,288

Components of net assets:
Net capital	$58,971,620
Accumulated net investment loss	(2,215,449)
Accumulated net realized loss from investments in Portfolio Funds	(667,269)
Net unrealized appreciation on investments in Portfolio Funds	3,762,386
Net assets	$59,851,288

Net asset value per Share:
59,125.99 Shares issued and outstanding,
unlimited Shares authorized	$1,012.27

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

1

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Schedule of Investments (Unaudited)

September 30, 2012

(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments in Portfolio Funds	Cost	Fair Value	Assets	Domicile	Liquidity[1,2]	Date[3]

Asia
Ashoka Offshore Fund	$3,724,063	$3,994,699	6.67%	Cayman Islands	Quarterly	12/31/2012
36,796 shares - Series A
Tybourne Equity (Offshore) Fund	2,000,000	2,071,219	3.46	Cayman Islands	Quarterly	12/31/2012
2,000 shares - Series A
Value Partners Hedge Fund, Ltd.	2,278,389	2,319,638	3.88	Cayman Islands	Monthly	10/31/2012
80,880 shares - Series 45
Value Partners Hedge Fund, Ltd.	1,918,700	1,953,437	3.26	Cayman Islands	Monthly	10/31/2012
68,111 shares - Series 47
Total Asia	9,921,152	10,338,993	17.27

Emerging Markets
Amiya Global Emerging Opportunities Fund, Ltd.	3,295,326	3,129,968	5.23	Cayman Islands	Quarterly	12/31/2012
14,887 shares - Class B2
Total Emerging Markets	3,295,326	3,129,968	5.23

Energy & Natural Resources
HFR He Bristol Fund	500,000	346,600	0.58	Bermuda	Monthly	10/31/2012
500 shares - Series D
Standard Investment Research Energy Opportunities	1,418,096	1,536,903	2.57	Cayman Islands	Quarterly	3/31/2013
1,500 shares - Class A
Total Energy & Natural Resources	1,918,096	1,883,503	3.15

Financials
Samlyn Offshore, Ltd.	31,462	36,948	0.06	Cayman Islands	0-5 Years	N/A
31 shares - Class A1s
Samlyn Offshore, Ltd.	298,788	298,788	0.50	Cayman Islands	0-5 Years	N/A
299 shares - Class S
Total Financials	330,250	335,736	0.56

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

2

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Schedule of Investments (Unaudited) (continued)

September 30, 2012

(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments in Portfolio Funds	Cost	Fair Value	Assets	Domicile	Liquidity[1,2]	Date[3]

Global Long/Short
Amazon Market Neutral Fund	$2,000,000	$1,947,064	3.25%	Cayman Islands	Monthly	10/31/2012
5,754 shares - Class A
Atlas Leveraged Fund, Ltd.	1,565,655	1,611,850	2.69	Cayman Islands	Monthly	10/31/2012
1,660 shares - Class B
Falcon Edge Global, Ltd.	4,250,000	4,266,809	7.13	Cayman Islands	Quarterly	9/30/2013
4,250 shares - Class B
Glade Brook Global Offshore Fund, Ltd.	2,500,000	2,700,496	4.51	Cayman Islands	Quarterly	12/31/2012
2,500 shares - Class FC-UR-2
Hound Partners Offshore Fund, Ltd.	4,752,835	5,585,764	9.34	Cayman Islands	Quarterly	12/31/2012
4,510 shares - Class A
Lakewood Capital Offshore Fund, Ltd.	2,500,000	2,761,636	4.61	Cayman Islands	Quarterly	12/31/2012
1,556 shares - Class A-1
Viking Global Equities III, Ltd.	1,694,169	2,014,905	3.37	Cayman Islands	Every 1-3 Years	Various
968 shares - Class H
Viking Global Equities III, Ltd.	796,165	950,223	1.59	Cayman Islands	Every 1-3 Years	Various
447 shares - Class I
Total Global Long/Short	20,058,824	21,838,747	36.49

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.	2,688,479	3,318,800	5.55	Cayman Islands	Quarterly	12/31/2012
2,650 shares - Series A
Total Healthcare	2,688,479	3,318,800	5.55

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

3

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Schedule of Investments (Unaudited) (continued)

September 30, 2012

(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments in Portfolio Funds	Cost	Fair Value	Assets	Domicile	Liquidity[1,2]	Date[3]

Technology
Artis Partners 2X, Ltd.	$206,301	$122,055	0.20%	Cayman Islands	0-5 Years	N/A
1,777 shares - Class K
Doonebeg Fund, Ltd.	2,500,000	2,746,413	4.59	Cayman Islands	Quarterly	12/31/2012
2,500 shares - Class A
Empire Capital Partners Enhanced, Ltd.	2,500,000	2,436,618	4.07	Cayman Islands	Quarterly	12/31/2012
2,500 shares - Class A
JAT Capital Offshore Fund, Ltd.	2,500,000	2,104,055	3.52	Cayman Islands	Quarterly	12/31/2012
1,741 shares - Series A
Tiger Global, Ltd.	3,216,483	4,210,544	7.03	Cayman Islands	Semi-Annually to Annually	Various
6,636 shares - Class C
Tiger Global, Ltd.	1,397,382	1,829,247	3.06	Cayman Islands	Semi-Annually to Annually	Various
6,047 shares - Class E
Total Technology	12,320,166	13,448,932	22.47

Total Investments in Portfolio Funds	50,532,293	54,294,679	90.72

Other Assets, less Liabilities		5,556,609	9.28
Total Net Assets		$59,851,288	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2012 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

4

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2012

(in U.S. dollars)

Investment income
Dividend	$194

Expenses
Management fees	299,116
Professional fees	177,750
Administration fees	146,184
Interest expense	40,572
Insurance fees	23,525
Consultancy fees	15,000
Trustees’ fees	12,000
Transfer agent fees	6,286
Offering costs	2,474
Other fees	15,997
Total expenses	738,904

Net investment loss	(738,710)

Realized and unrealized gain from investments in Portfolio Funds
Net realized loss from investments in Portfolio Funds	(183,233)
Net change in unrealized appreciation on investments in Portfolio Funds	870,716
Net realized and unrealized gain from investments in Portfolio Funds	687,483

Net decrease in net assets resulting from operations	$(51,227)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

5

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets (Unaudited)

For the Six Months Ended September 30, 2012

(in U.S. dollars)

Decrease in net assets resulting from operations:
Net investment loss	$(738,710)
Net realized loss from investments in Portfolio Funds	(183,233)
Net change in unrealized appreciation on investments in Portfolio Funds	870,716
Net decrease in net assets resulting from operations	(51,227)

Capital share transactions:
Subscriptions (representing 2,748.12 Shares)	2,755,874
Redemptions (representing 2,141.90 Shares)	(2,165,574)
Net increase in net assets resulting from capital share transactions	590,300

Net increase in net assets	539,073

Net assets
Beginning of period (representing 58,519.77 Shares)	59,312,215
End of period (representing 59,125.99 Shares)	$59,851,288

Accumulated net investment loss	$(2,215,449)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

6

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2012

(in U.S. dollars)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(51,227)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(6,250,000)
Proceeds from sales of investments in Portfolio Funds	5,123,892
Net realized loss from investments in Portfolio Funds	140,610
Net change in unrealized appreciation on investments in Portfolio Funds	(870,716)
Changes in operating assets and liabilities:
Due from Portfolio Funds	9,716,001
Prepaid assets	(21,245)
Accrued expenses and other liabilities	15,700
Management fees payable	(24,443)
Accrued interest payable	1,931
Due to Advisor	1,573
Net cash provided by operating activities	7,782,076

Cash flows from financing activities:
Subscriptions	2,755,874
Redemptions, net of redemptions payable	(12,165,574)
Net cash used in financing activities	(9,409,700)

Net decrease in cash and cash equivalents	(1,627,624)

Cash and cash equivalents
Beginning of period	8,438,707
End of period	$6,811,083

Supplemental disclosure of cash flow information:
Interest paid	$9,156

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

7

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited)

September 30, 2012

1.	Organization and Nature of Business

Global Equity Long/Short Master Fund (the “Master Fund”) was organized under the laws of the State of Delaware as a statutory trust on August 16, 2010. The Master Fund commenced operations on October 3, 2011 (“Commencement of Operations”) and operates pursuant to the Agreement and Declaration of Trust (the “Trust Instrument”). The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Master Fund is structured as a fund-of-funds whose investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Master Fund seeks to achieve this objective by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Master Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will consist of equity securities and 40% or more of the investments portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities. The Portfolio Funds are managed by third-party investment managers (the “Managers”) selected by the investment adviser, with the intention of adding additional Portfolio Funds as the need to diversity among additional Portfolio Funds increases.

Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Master Fund’s investment adviser. The Advisor also serves as the investment adviser to Morgan Creek Global Equity Long/Short Fund (the “U.S. Feeder Fund”), Morgan Creek Global Equity Long/Short Institutional Fund (the “Institutional Feeder Fund”) and Morgan Creek Opportunity Offshore Fund, Ltd. (the “Cayman Feeder Fund”), (together the “Feeder Funds”). The Feeder Funds and the Master Fund are collectively referred to herein as the “Funds”. The Advisor is responsible for providing day-to-day investment management services to the Funds, subject to the supervision of the Funds’ Board of Trustees (the “Board”).

8

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

1.	Organization and Nature of Business (continued)

The Board has overall responsibility for monitoring and overseeing the Funds’ investment program and their management and operations. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Master Fund.

The Master Fund is a “Master” fund in a “Master-Feeder” structure whereby the Feeder Funds invest substantially all of their assets in the Master Fund. As of September 30, 2012, the Institutional Feeder Fund and the Cayman Feeder Fund represented $1,256,694 or 2.10% and $58,489,945 or 97.73%, respectively, of the Master Fund’s net assets. The U.S. Feeder Fund liquidated its investment in the Master Fund as of June 30, 2012. As a result, the U.S. Feeder Fund had $0 invested in the Master Fund as of September 30, 2012.

Investors in the Master Fund (“Shareholders”) are governed by the Trust Instrument and bound by its terms and conditions. The security purchased by a Shareholder is a beneficial interest (a “Share”) in the Master Fund. All Shares shall be fully paid and are non-assessable. Shareholders shall have no preemptive or other rights to subscribe for any additional Shares.

The U.S. Feeder Fund and Institutional Feeder Fund have entered into distribution agreements (the “Distribution Agreements”) with Town Hall Capital, LLC (the “Distributor”), an affiliate of the Advisor, to provide for distribution of the Shares on a reasonable best efforts basis, subject to various conditions. The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”), which have agreed to participate in the distribution of the U.S. Feeder Fund’s and Institutional Feeder Fund’s Shares.

Shares in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Regulation D under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Master Fund generally may be made only by U.S. investment companies or other investment vehicles that are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The Master Fund may decline to accept any investment in its discretion. The Master Fund’s registration statement by itself does not constitute an offer to sell, or the solicitation of an offer to buy, any security within the meaning of the 1933 Act. The Board (or its designated agent) may admit Shareholders to the Master Fund from time to time upon the execution by a prospective investor of the appropriate documentation. Shares will be issued at the net asset value (“NAV”) per Share of the Master Fund.

9

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

1.	Organization and Nature of Business (continued)

The Board, from time to time and in its sole discretion, may determine to cause the Master Fund to offer to repurchase Shares from Shareholders, including the Feeder Funds, pursuant to written tenders by Shareholders. The Advisor anticipates that it will recommend to the Board to cause the Master Fund to conduct repurchase offers on a quarterly basis in order to permit the Master Fund to conduct repurchase offers for Shares. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Master Fund will make repurchase offers, if any, to all Shareholders, on the same terms, which may affect the size of the Master Fund’s repurchase offers. A Shareholder may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Shareholder. In the event of a tender for redemption, the Master Fund, subject to the terms of the Trust Instrument and the Master Fund’s ability to liquidate sufficient Master Fund investments in an orderly fashion determined by the Board to be fair and reasonable to the Master Fund and all of the Shareholders, shall pay to such redeeming Shareholder within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Master Fund investments, or as a combination of cash and in-kind distribution of Master Fund investments. Shares will be redeemed at the NAV per Share of the Master Fund.

2.	Summary of Significant Accounting Policies

Basis for Accounting

The accompanying financial statements of the Master Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Master Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Portfolio Funds

The Master Fund carries its investments in Portfolio Funds at fair value in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

10

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

2.	Summary of Significant Accounting Policies (continued)

The NAV of the Master Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Advisor. The Master Fund’s NAV is calculated by State Street Bank & Trust Company, the Master Fund’s administrator (the “Administrator,” the “Custodian,” the “Transfer Agent” or “State Street”).

The Board has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for overseeing and monitoring the Master Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board supervision), making recommendations to the Board on valuation-related matters and overseeing implementation of the valuation procedures used by the Master Fund to value securities, including the fair value of the Master Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less than frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Master Fund are valued as follows:

The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820) - Investments in Certain Entities That Calculate Net Assets Value per Share (or Its Equivalent) (“ASU 2009-12”). If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

11

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

2.	Summary of Significant Accounting Policies (continued)

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund under procedures adopted by the Board and subject to the Board’s supervision. The Advisor values the Master Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Master Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Master Fund been available.

Cash and cash equivalents

Cash and cash equivalents include cash held on deposit in a segregated account with the Master Fund’s Custodian.

Income and Operating Expenses

The Master Fund bears its own expenses including, but not limited to, legal, accounting (including third-party accounting services), auditing and other professional expenses, offering costs, administration expenses and custody expenses. Interest income and interest expense are recorded on an accrual basis. Operating expenses are recorded as incurred.

Recognition of Gains and Losses

Change in unrealized appreciation (depreciation) from each Portfolio Fund is included in the Statement of Operations as net change in unrealized appreciation on investments in Portfolio Funds.

12

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

2.	Summary of Significant Accounting Policies (continued)

Investment transactions in Portfolio Funds are recorded on a trade date basis. Any proceeds received from Portfolio Fund redemptions that are in excess of the Portfolio Funds’ cost basis are classified as net realized gain from investments in Portfolio Funds on the Statement of Operations. Any proceeds received from Portfolio Fund redemptions that are less than the Portfolio Funds’ cost basis are classified as net realized loss from investments in Portfolio Funds on the Statement of Operations. Realized gains and losses from investments in Portfolio Funds are calculated based on average cost basis.

Income Taxation

The Master Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Master Fund files tax returns with the U.S. Internal Revenue Service and various states. The Master Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Master Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of September 30, 2012. If applicable, the Master Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Master Fund’s major tax jurisdictions are the United States, the State of Delaware and the State of North Carolina. As of September 30, 2012, all tax years remain subject to examination.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

13

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

2.	Summary of Significant Accounting Policies (continued)

Distribution of Income and Gains

The Master Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Master Fund generally invests its assets in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Master Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Master Fund (the “DRIP”), each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

3.	Fair Value of Financial Instruments

In accordance ASC 820, the Master Fund discloses the fair value of its investments in Portfolio Funds in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 - Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

14

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

3.	Fair Value of Financial Instruments (continued)

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Portfolio Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Portfolio Funds within the hierarchy is based upon the redemption terms of the Portfolio Funds and does not necessarily correspond to the Advisor’s perceived risk of the Portfolio Funds.

All of the Master Fund’s investments in Portfolio Funds have been classified within level 2 or level 3. The Master Fund generally does not hold any investments that could be classified as level 1, as observable prices are typically not available. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds is as reflected on the Schedule of Investments.

Hedge funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore that typically offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by such fund’s governing documents. The amount of liquidity provided to investors in a particular fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds vary based on various factors and may include “gates,” “holdbacks” and “side pockets” imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations.

15

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

3.	Fair Value of Financial Instruments (continued)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Master Fund’s investments in Portfolio Funds carried at fair value:

	Assets at Fair Value as of September 30, 2012
	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds
Asia	$-	$8,267,774	$2,071,219	$10,338,993
Emerging Markets	-	3,129,968	-	3,129,968
Energy & Natural Resources	-	346,600	1,536,903	1,883,503
Financials	-	-	335,736	335,736
Global Long/Short	-	9,021,046	12,817,701	21,838,747
Healthcare	-	3,318,800	-	3,318,800
Technology	-	7,287,086	6,161,846	13,448,932
Total Investments in Portfolio Funds	$-	$31,371,274	$22,923,405	$54,294,679

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period. Transfers between the levels of the fair value hierarchy are recorded on the date the transfers occur.

The following is a reconciliation of investments in Portfolio Funds for which significant unobservable inputs (level 3) were used in determining fair value:

	Asia	Energy & Natural Resources	Financials	Global Long/Short	Technology	Total
Balance as of April 1, 2012	$-	$1,572,340	$366,001	$9,246,612	$6,400,159	$17,585,112
Purchases	2,000,000	-	-	4,250,000	-	6,250,000
Sales	-	-	(43,141)	(851,786)	(750,000)	(1,644,927)
Net realized gain	-	-	7,390	93,044	177,066	277,500
Net change in unrealized
appreciation (depreciation)	71,219	(35,437)	5,486	79,831	334,621	455,720
Transfers into level 3	-	-	-	-	-	-
Transfers out of level 3	-	-	-	-	-	-
Balance as of September 30, 2012	$2,071,219	$1,536,903	$335,736	$12,817,701	$6,161,846	$22,923,405

Net change in unrealized
appreciation (depreciation)
on level 3 investments in
Portfolio Funds still held as of
September 30, 2012	$71,219	$(35,437)	$5,486	$79,831	$334,621	$455,720

16

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

3.	Fair Value of Financial Instruments (continued)

Net realized gain and net change in unrealized appreciation (depreciation) presented above are reflected in the accompanying Statement of Operations.

4.	Investments in Portfolio Funds

The Master Fund has the ability to liquidate its investments periodically, ranging from monthly to every five years, depending on the provisions of the respective Portfolio Funds’ operating agreements. As of September 30, 2012, the Master Fund was invested in twenty Portfolio Funds. All Portfolio Funds in which the Master Fund invested are individually identified on the Schedule of Investments. These Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities.

The Managers of substantially all Portfolio Funds receive an annual management fee of up to 2% of the Master Fund’s NAV of the respective Portfolio Funds. Management of the Portfolio Funds also receive performance allocations of up to 20% of the Master Fund’s net profit from its investments in the respective Portfolio Funds, subject to any applicable loss carryforward provisions, as defined by the respective Portfolio Funds’ operating agreements.

For the six months ended September 30, 2012, aggregate purchases and proceeds from sales of investments in Portfolio Funds were $6,250,000 and $5,123,892, respectively.

5.	Offering of Shares

The Master Fund’s Share activities for the six months ended September 30, 2012 were as follows:

Balance as of			Distributions	Balance as of
April 1, 2012	Subscriptions	Redemptions	reinvested	September 30, 2012

58,519.77	2,748.12	(2,141.90)	-	59,125.99

6.	Investment Receivables and Payables

As of September 30, 2012, $1,042,368 was due to the Master Fund from Portfolio Funds. The receivable amount represents the fair value of certain Portfolio Fund tranches, net of management fees, incentive fees and allocations that were redeemed by the Master Fund at period-end or holdback amounts that will be received from certain Portfolio Funds. The Master Fund had no reserve on receivables as of September 30, 2012.

17

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

7.	Management Fee, Related Party Transactions and Other

The Master Fund bears all of the expenses of its own operations, including, but not limited to, the investment management fee for the Master Fund payable to the Advisor, administration fees, custody fees, and transfer agent fees to State Street.

In consideration for its advisory and other services, the Advisor shall receive a quarterly management fee, payable quarterly in arrears based on the NAV of the Master Fund as of the last business day of such quarter, prior to any quarter-end redemptions, in an amount equal to an annual rate of 1.00% of the Master Fund’s NAV. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the Portfolio Funds and indirectly borne by Shareholders in the Master Fund. For the six months ended September 30, 2012, the Master Fund incurred management fees of $299,116, of which $152,064 was payable to the Advisor as of September 30, 2012.

As of September 30, 2012, the Master Fund had a payable balance of $4,948 of offering costs.

The Advisor has paid and borne all expenses categorized as organizational costs.

State Street provides accounting and administrative services to the Master Fund under an administrative services agreement (the “Administration Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annual rate of 0.07% of the Master Fund’s monthly NAV for these services.

State Street also serves as the Master Fund’s Custodian and Transfer Agent. State Street shall be entitled to custody fees as reasonable compensation for its services and expenses as agreed upon from time to time between the Master Fund on behalf of each applicable Portfolio Fund and State Street. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by State Street on the Master Fund’s behalf. For the six months ended September 30, 2012, the Master Fund incurred transfer agent fees of $6,286, of which $1,031 were payable as of September 30, 2012.

From time to time, the Master Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Master Fund. As of September 30, 2012, the Cayman Feeder Fund maintains a significant holding in the Master Fund which represents 97.73% of the Master Fund’s NAV.

18

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

8.	Credit Agreement

The Master Fund has entered into a credit agreement with Credit Suisse International that bears interest at LIBOR plus 1.90%. The average LIBOR rate for the six months ended September 30, 2012 was 0.45%. The maximum aggregate principal amount of credit that may be extended to the Master Fund at any time is $10,000,000. The credit agreement is set to expire on December 20, 2013. The terms of the credit facility include limits on other indebtedness aggregate volatility, minimum net equity and other standard covenants. This credit agreement is not used as leverage, rather to provide bridge financing and meet liquidity needs that may arise. As of September 30, 2012, there was no outstanding balance related to this credit agreement. The credit facility is collateralized by all Portfolio Fund investments of the Master Fund.

9.	Risks and Contingencies

The Master Fund’s investments in Portfolio Funds may be subject to various risk factors including market, credit, currency and geographic risk. The Master Fund’s investments in Portfolio Funds may be made internationally and thus may have concentrations in such regions. The Master Fund’s investments in Portfolio Funds are also subject to the risk associated with investing in Portfolio Funds. The Portfolio Funds are generally illiquid, and thus there can be no assurance that the Master Fund will be able to realize the value of such investments in Portfolio Funds in a timely manner. Since many of the Portfolio Funds may involve a high degree of risk, poor performance by one or more of the Portfolio Funds could severely affect the total returns of the Master Fund.

Although the Master Fund’s investments in Portfolio Funds are denominated in U.S. dollars, the Master Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Master Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Master Fund’s assets which are denominated in currencies other than the U.S. dollars. The Master Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

19

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

9.	Risks and Contingencies (continued)

In order to obtain more investable cash, the Portfolio Funds may utilize a substantial degree of leverage. Leverage increases returns to investors if the Managers earn a greater return on leveraged investments than the Managers’ cost of such leverage. However, the use of leverage, such as margin borrowing, exposes the Master Fund to additional levels of risk including (i) greater losses from investments in Portfolio Funds than would otherwise have been the case had the Managers not borrowed to make the investments in Portfolio Funds, (ii) margin calls or changes in margin requirements may force premature liquidations of investment positions and (iii) losses on investments in Portfolio Funds where the Portfolio Funds fails to earn a return that equals or exceeds the Managers’ cost of leverage related to such Portfolio Funds.

In the normal course of business, the Portfolio Funds in which the Master Fund invests may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, global tactical asset allocation strategies, event-drive strategies and other related risks pursuant to the Trust Instrument. The Master Fund’s risk of loss in each Portfolio Fund is limited to the value of the Master Fund’s interest in each Portfolio Fund as reported by the Master Fund.

10. Contractual Obligations

The Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

20

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)

September 30, 2012

11.	Financial Highlights

The following summary represents per Share data, ratios to average net assets and other financial highlights information for Shareholders for the six months ended September 30, 2012:

Per Share operating performance:

Net asset value per Share, beginning of period	$1,013.54

Net investment loss (a)	(12.35)
Net realized and unrealized gain from investments in Portfolio Funds	11.08
Net decrease resulting from operations	(1.27)

Net asset value per Share, end of period	$1,012.27

Total return (b)	(0.13%)

Ratio of total expenses to average net assets (c)	1.24%

Ratio of net investment loss to average net assets (d)	(1.24%)

Portfolio turnover (e)	9.90%

Net assets, end of period (in 000’s)	$59,851

(a)	Calculated based on the average Shares outstanding methodology.
(b)	Total return assumes a subscription of a Share in the Master Fund at the beginning of the period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period. Total return is not annualized for periods less than twelve months.
(c)	Ratio does not reflect the Master Fund’s proportionate share of Portfolio Funds’ expenses.
(d)	Ratio does not reflect the Master Fund’s proportionate share of Portfolio Funds’ income and expenses.
(e)	The portfolio turnover rate reflects the investment activities of the Master Fund.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

21

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited)

September 30, 2012

12.	Subsequent Events

Unless otherwise stated throughout the notes to the financial statements, the Master Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

22

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Portfolio Funds; and (2) how the Master Fund voted proxies relating to Portfolio Funds during the most recent period ended March 31 is available without charge, upon request, by calling the Master Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Master Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Master Fund’s first and third fiscal quarters on Form N-Q. The Master Fund’s Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Masters Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

23

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Other Information (Unaudited) (continued)

Global Equity Long/Short Master Fund

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Trustees

William C. Blackman

Michael S. McDonald

Sean S. Moghavem

Mark W. Yusko

Michael Hennessy

Officers

Mark B. Vannoy

Taylor Thurman

Don Gignac

David K. James

Advisor

Morgan Creek Capital Management, LLC

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

4130 ParkLake Avenue, Suite 500

Raleigh, NC 27612

Legal Counsel

Seward & Kissel LLP

901 K Street NW, Suite 800

Washington, DC 20001

24

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

(a)(1) Not applicable.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s Board, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Creek Global Equity Long/Short Institutional Fund

By:	/s/ Mark W. Yusko____________________________
Mark W. Yusko
Chairman, President and Trustee

Date:	December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark W. Yusko____________________________
Mark W. Yusko
Chairman, President and Trustee

Date:	December 5, 2012

By:	/s/ Mark B. Vannoy___________________________
Mark B. Vannoy
Treasurer

Date:	December 5, 2012